CHANGES IN EQUITY (Details 6) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance, value	R$ 80,143.8	R$ 83,327.8	R$ 84,017.6
Gains/(losses) on cumulative translation adjustments ("CTA")	8,363.8	(9,334.4)	(6,863.2)
Cash flow hedges	551.2	(212.1)	(318.7)
Actuarial gains/(losses)	77.0	(12.5)	470.7
Total comprehensive income	23,838.9	5,401.4	8,180.0
Gains/(losses) on controlling interest	8.0	(2.6)	(3.1)
Tax on deemed dividends	17.3	12.4	6.2
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Ending balance, value	99,580.5	80,143.8	83,327.8
Carrying Value Adjustments Translation Reserves [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(2,458.4)	6,754.0	13,526.2
Gains/(losses) on cumulative translation adjustments ("CTA")	8,194.7	(9,212.4)	(6,772.2)
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income	8,194.7	(9,212.4)	(6,772.2)
Gains/(losses) on controlling interest	385.7
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Options granted on subsidiaries
Ending balance, value	6,122.0	(2,458.4)	6,754.0
Carrying Value Adjustments Cash Flow Hedge [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	697.8	908.6	1,225.3
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges	551.6	(210.8)	(316.7)
Actuarial gains/(losses)
Total comprehensive income	551.6	(210.8)	(316.7)
Gains/(losses) on controlling interest	(0.6)
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Options granted on subsidiaries
Ending balance, value	1,248.8	697.8	908.6
Carrying Value Adjustments Actuarial Gainslosses [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(678.2)	(665.0)	(1,131.5)
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)	76.9	(13.2)	466.5
Total comprehensive income	76.9	(13.2)	466.5
Gains/(losses) on controlling interest	(1.2)
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Options granted on subsidiaries
Ending balance, value	(602.5)	(678.2)	(665.0)
Carrying Value Adjustments Put Option Granted On Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(0.0)	(6.7)	(6.7)
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Options granted on subsidiaries		6.7
Ending balance, value		(0.0)	(6.7)
Carrying Value Adjustments Gains Losses Of Noncontrolling Interests Share [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(68.9)	(66.3)	(63.5)
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Gains/(losses) on controlling interest	142.7	(2.6)	(2.8)
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Options granted on subsidiaries
Ending balance, value	73.8	(68.9)	(66.3)
Carrying Value Adjustments Other Movement [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(76.8)	(64.4)	(58.2)
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Gains/(losses) on controlling interest
Tax on deemed dividends	(17.3)	(12.4)	(6.2)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Options granted on subsidiaries
Ending balance, value	(94.1)	(76.8)	(64.4)
Carrying Value Adjustments Business Combination [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	156.1	156.1	156.1
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Options granted on subsidiaries
Ending balance, value	156.1	156.1	156.1
Carrying Value Adjustments Accounting Adjustments For Transactions Between Shareholders [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(75,449.6)	(75,437.8)	(75,426.0)
Gains/(losses) on cumulative translation adjustments ("CTA")
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(118.0)	(11.8)	(11.8)
Options granted on subsidiaries
Ending balance, value	(75,461.4)	(75,449.6)	(75,437.8)
Carrying Value Adjustment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(77,878.0)	(68,421.5)	(61,778.3)
Gains/(losses) on cumulative translation adjustments ("CTA")	8,194.7	(9,212.4)	(6,772.2)
Cash flow hedges	551.6	(210.8)	(316.7)
Actuarial gains/(losses)	76.9	(13.2)	466.5
Total comprehensive income	8,823.2	(9,436.4)	(6,622.4)
Gains/(losses) on controlling interest	526.6	(2.6)	(2.8)
Tax on deemed dividends	(17.3)	(12.4)	(6.2)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(11.8)	(11.8)	(11.8)
Options granted on subsidiaries		6.7
Ending balance, value	R$ (68,557.3)	R$ (77,878.0)	R$ (68,421.5)